Fair Value Measurements - Schedule of Changes in the Estimated Fair Values (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	$ 60,920	$ 12,045	$ 12,045	$ 1,451
Issuance of second lien loans	29,740
Issuance of SAFE	23,660	8,040	45,192	10,000
Fair value remeasurement	196,000	(214)	3,683	(126)
Correction of an immaterial				720
Ending balance	310,320	19,871	60,920	12,045
Secured Debt [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Issuance of second lien loans	29,740
Exchange of SAFE for second lien loan	10,000
Fair value remeasurement	2,154
Ending balance	41,894
Simple Agreements For Future Equity [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	59,301	10,000	10,000
Issuance of SAFE	23,660	8,040	45,192	10,000
Exchange of SAFE for second lien loan	(10,000)
Fair value remeasurement	192,548		4,109
Ending balance	265,509	18,040	59,301	10,000
Redeemable Convertible Preferred Stock Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	1,619	2,045	2,045	1,451
Fair value remeasurement	1,298	(214)	(426)	(126)
Correction of an immaterial				720
Ending balance	$ 2,917	$ 1,831	$ 1,619	$ 2,045